FINANCIAL STATEMENT DETAILS - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total gross carrying amount	$ 473,998	$ 479,784
Accumulated depreciation and amortization	(189,604)	(169,600)
Buildings, land, equipment, leasehold improvements and capitalized software, net	284,394	310,184
Buildings
Property, Plant and Equipment [Line Items]
Total gross carrying amount	165,948	165,700
Equipment (including furniture)
Property, Plant and Equipment [Line Items]
Total gross carrying amount	110,967	122,614
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total gross carrying amount	75,290	77,915
Capitalized software
Property, Plant and Equipment [Line Items]
Total gross carrying amount	29,003	21,671
Land
Property, Plant and Equipment [Line Items]
Total gross carrying amount	86,045	86,045
Projects in progress
Property, Plant and Equipment [Line Items]
Total gross carrying amount	$ 6,745	$ 5,839